Income Taxes - Components of Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal			$ 94	$ 71	$ 50
State			15	13	8
Foreign			64	57	70
Total current			173	141	128
Federal			160	63	(190)
State			4	2	(8)
Foreign			(99)	8	11
Total deferred	(42)	25	65	73	(187)
Total provision (benefit) for income taxes	$ 204	$ 122	$ 238	$ 214	$ (59)